RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives Designated as a Net Investment Hedge (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Fair Value	CAD (54)	CAD (428)
Designated as a net investment hedge
Derivative [Line Items]
Fair Value	(194)	(432)
Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			$ 1,700	$ 2,500
Designated as a net investment hedge | U.S. dollar cross-currency interest rate swaps (maturing 2018 to 2019)
Derivative [Line Items]
Fair Value	(199)	(425)
Designated as a net investment hedge | U.S. dollar cross-currency interest rate swaps (maturing 2018 to 2019) | US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			1,200	2,350
Net realized gains related to the interest component	4	6
Designated as a net investment hedge | U.S. dollar foreign exchange options (maturing 2018)
Derivative [Line Items]
Fair Value	5	0
Designated as a net investment hedge | U.S. dollar foreign exchange options (maturing 2018) | US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			500	0
Designated as a net investment hedge | U.S. dollar foreign exchange forward contracts
Derivative [Line Items]
Fair Value	CAD 0	CAD (7)
Designated as a net investment hedge | U.S. dollar foreign exchange forward contracts | US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			$ 0	$ 150